Schedule of Investments
(unaudited)
December 31, 2025
iShares
®
Nasdaq Top 30 Stocks ETF
1
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Common Stocks
Automobiles — 4.7%
Tesla, Inc.
(a)
......................... 28,925 $ 13,008,151
Beverages — 1.5%
PepsiCo, Inc. ....................... 28,545 4,096,778
Biotechnology — 2.5%
Amgen, Inc. ........................ 11,242 3,679,619
Gilead Sciences, Inc. .................. 25,902 3,179,211
6,858,830
Broadline Retail — 6.5%
Amazon.com, Inc.
(a)
................... 77,685 17,931,252
Chemicals — 1.5%
Linde plc .......................... 9,748 4,156,450
Communications Equipment — 2.3%
Cisco Systems, Inc. ................... 82,453 6,351,355
Consumer Staples Distribution & Retail — 2.9%
Costco Wholesale Corp. ................ 9,249 7,975,783
Entertainment — 3.0%
Netflix, Inc.
(a)
........................ 88,434 8,291,572
Health Care Equipment & Supplies — 1.5%
Intuitive Surgical, Inc.
(a)
................. 7,395 4,188,232
Hotels, Restaurants & Leisure — 1.3%
Booking Holdings, Inc. ................. 672 3,598,782
Interactive Media & Services — 13.8%
Alphabet, Inc. , Class A ................. 42,279 13,233,327
Alphabet, Inc. , Class C, NVS ............. 39,292 12,329,830
Meta Platforms, Inc. , Class A ............. 19,203 12,675,708
38,238,865
IT Services — 1.5%
Shopify, Inc. , Class A
(a)
................. 25,524 4,108,598
Semiconductors & Semiconductor Equipment — 29.1%
Advanced Micro Devices, Inc.
(a)
........... 33,973 7,275,658
Applied Materials, Inc. ................. 16,621 4,271,431
Broadcom, Inc. ...................... 30,878 10,686,876
Intel Corp.
(a)
........................ 99,584 3,674,650
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
KLA Corp. .......................... 2,742 $ 3,331,749
Lam Research Corp. .................. 26,220 4,488,340
Micron Technology, Inc. ................. 23,484 6,702,568
NVIDIA Corp. ....................... 176,585 32,933,102
QUALCOMM, Inc. .................... 22,344 3,821,941
Texas Instruments, Inc. ................. 18,970 3,291,105
80,477,420
Software — 15.5%
AppLovin Corp. , Class A
(a)
............... 6,423 4,327,946
Intuit, Inc. .......................... 5,810 3,848,660
Microsoft Corp. ...................... 54,009 26,119,833
Palantir Technologies, Inc. , Class A
(a)
....... 47,676 8,474,409
42,770,848
Technology Hardware, Storage & Peripherals — 10.6%
Apple, Inc. ......................... 107,376 29,191,239
Wireless Telecommunication Services — 1.7%
T-Mobile US, Inc. ..................... 23,351 4,741,187
Total Long-Term Investments — 99.9%
(Cost: $243,527,104) .............................. 275,985,342
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency
Shares, 3.72%
(b)(c)
.................. 139,704 139,704
Total Short-Term Securities — 0.1%
(Cost: $139,704) ................................. 139,704
Total Investments — 100.0%
(Cost: $243,666,808 ) .............................. 276,125,046
Other Assets Less Liabilities — 0.0% .................... 1,150
Net Assets — 100.0% ...............................
$ 276,126,196
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
Shares
Held at
12/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 139,950 $ — $ (246)
(a)
$ — $ — $ 139,704 139,704 $ 7,197 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Nasdaq Top 30 Stocks ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Nasdaq-100 Micro E-Mini Index ................................................ 1 03/20/26 $ 51 $ (237)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 275,985,342 $ — $ — $ 275,985,342
Short-Term Securities
Money Market Funds ...................................... 139,704 — — 139,704
$ 276,125,046 $ — $ — $ 276,125,046
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (237) $ — $ — $ (237)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
Nasdaq National Association of Securities Dealers Automated Quotations
NVS Non-Voting Shares